Property and Equipment	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Property and Equipment
13.	Property and Equipment

(1)	Property and equipment as of December 31, 2024 and 2023 are as follows:

(In millions of won)
	December 31, 2024
	Acquisition cost		Accumulated depreciation	Accumulated impairment loss	Carrying amount
Land	₩	1,260,712	—	—	1,260,712
Buildings		1,822,695	(1,056,427)	(450)	765,818
Structures		955,360	(742,772)	(1,601)	210,987
Machinery		38,191,687	(30,457,696)	(11,425)	7,722,566
Other		1,631,503	(1,262,496)	—	369,007
Right-of-use assets		2,645,207	(1,036,988)	—	1,608,219
Construction in progress		681,010	—	(925)	680,085

	₩	47,188,174	(34,556,379)	(14,401)	12,617,394

(In millions of won)
	December 31, 2023
	Acquisition cost		Accumulated depreciation	Accumulated impairment loss	Carrying amount
Land	₩	1,248,200	—	—	1,248,200
Buildings		1,775,563	(1,001,721)	(450)	773,392
Structures		941,868	(705,388)	(1,601)	234,879
Machinery		37,688,793	(29,796,000)	(2,139)	7,890,654
Other		1,757,617	(1,271,597)	(863)	485,157
Right-of-use assets		2,549,003	(933,567)	(3,485)	1,611,951
Construction in progress		761,963	—	—	761,963

	₩	46,723,007	(33,708,273)	(8,538)	13,006,196

(2)	Changes in property and equipment for the years ended December 31, 2024 and 2023 are as follows:

(In millions of won)
	2024
	Beginning balance		Acquisition	Disposal	Transfer(*)	Depreciation	Impairment	Changes in consolidation scope	Ending balance
Land	₩	1,248,200	101	(2,213)	14,624	—	—	—	1,260,712
Buildings		773,392	3,785	(1,279)	46,479	(56,559)	—	—	765,818
Structures		234,879	1,574	(78)	13,408	(37,997)	—	(799)	210,987
Machinery		7,890,654	517,884	(23,253)	1,616,265	(2,267,720)	(11,025)	(239)	7,722,566
Other		485,157	390,130	(12,131)	(408,675)	(84,179)	(10)	(1,285)	369,007
Right-of-use assets		1,611,951	523,494	(90,734)	(26,271)	(407,338)	(33)	(2,850)	1,608,219
Construction in progress		761,963	1,441,907	(5,030)	(1,517,830)	—	(925)	—	680,085

	₩	13,006,196	2,878,875	(134,718)	(262,000)	(2,853,793)	(11,993)	(5,173)	12,617,394

(In millions of won)
	2023
	Beginning balance		Acquisition	Disposal	Transfer	Depreciation	Impairment	Ending balance
Land	₩	1,005,857	12	(388)	242,719	—	—	1,248,200
Buildings		785,225	1,083	(294)	41,516	(54,138)	—	773,392
Structures		265,656	1,632	(198)	6,446	(38,657)	—	234,879
Machinery		7,912,900	553,541	(7,267)	1,734,474	(2,302,789)	(205)	7,890,654
Other		497,394	554,595	(1,205)	(476,097)	(89,506)	(24)	485,157
Right-of-use assets		1,786,129	345,761	(86,069)	(23,436)	(410,032)	(402)	1,611,951
Construction in progress		1,069,331	1,554,922	(26)	(1,862,264)	—	—	761,963

	₩	13,322,492	3,011,546	(95,447)	(336,642)	(2,895,122)	(631)	13,006,196

(*)
The Group decided to dispose of the shares of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd., the consolidated subsidiaries, and reclassified the property and equipment amounting to ₩17,412 million
NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and
SK m&service Co., Ltd. as assets held for sale.